Condensed consolidated interim statements of loss and comprehensive loss - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2022
Revenue
Product sales	$ 3.1	$ 7.7
Recycling services	0.5	0.3
Revenue	3.6	8.0
Expenses
Employee salaries and benefits	14.8		$ 10.3
Share-based compensation	3.2	7.0
Office, administrative and travel	4.5	3.1
Professional fees	3.0	3.2
Raw materials and supplies	8.7		$ 1.1
Depreciation	3.7	1.9
Plant facilities	1.9	0.9
Marketing	0.7	0.6
Freight and shipping	0.8	0.3
Research and development	0.5	0.5
Change in finished goods inventory	(0.9)	0.2
Other	1.8	0.0
Operating expenses	42.7	29.1
Loss from operations	(39.1)	(21.1)
Other income (expense)
Interest income	5.0	0.2
Interest expense and other costs	(4.5)	(4.1)
(Loss) gain on financial instruments	(0.7)	14.9
Other income (expense)	(0.2)	11.0
Net loss before taxes	(39.3)	(10.1)
Income tax	0.1	0.0
Interest income on short-term investments	(39.4)	(10.1)
Shareholders of Li-Cycle Holdings Corp.	(39.4)	(10.1)
Non-controlling interest	0.0	0.0
Net loss and comprehensive loss	$ (39.4)	$ (10.1)
Loss per common share - basic (in dollars per share)	$ (0.22)	$ (0.06)
Loss per common share - diluted (in dollars per share)	$ (0.22)	$ (0.06)